Other comprehensive income (loss) - Changes in Accumulated other comprehensive income (loss) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		¥ 459,984	¥ 318,454	¥ 127,973
Other comprehensive income (loss) before reclassifications		(15,081)	140,917	191,609
Reclassifications out of accumulated other comprehensive income (loss)		2,905	613	(1,128)
Net change during the year		(12,176)	141,530	190,481
Balance at end of year		447,808	459,984	318,454
Cumulative translation adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		444,071	242,767	136,912
Other comprehensive income (loss) before reclassifications		(38,121)	201,662	109,801
Reclassifications out of accumulated other comprehensive income (loss)		2,027	(358)	(3,946)
Net change during the year		(36,094)	201,304	105,855
Balance at end of year		407,977	444,071	242,767
Pension liability adjustment [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	[1]	(19,512)	(32,174)	(43,803)
Other comprehensive income (loss) before reclassifications	[1]	11,317	11,220	8,615
Reclassifications out of accumulated other comprehensive income (loss)	[1]	1,090	1,442	3,014
Net change during the year	[1]	12,407	12,662	11,629
Balance at end of year	[1]	(7,105)	(19,512)	(32,174)
Net unrealized gain (loss) on non-trading debt securities [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	[2]
Other comprehensive income (loss) before reclassifications	[2]	(1,147)
Reclassifications out of accumulated other comprehensive income (loss)	[2]
Net change during the year	[2]	(1,147)
Balance at end of year	[2]	(1,147)
Own credit adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	[3]	35,425	107,861	34,864
Other comprehensive income (loss) before reclassifications	[3]	12,870	(71,965)	73,193
Reclassifications out of accumulated other comprehensive income (loss)	[3]	(212)	(471)	(196)
Net change during the year	[3]	12,658	(72,436)	72,997
Balance at end of year	[3]	¥ 48,083	¥ 35,425	¥ 107,861

[1]	See Note 13 “Employee benefit plans” for further information.
[2]	See Note 6 “Non-trading investments” for further information.
[3]	See Note 2 “Fair value measurements” for further information.